Fees Summary	Dec. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,541,000
Previously Paid Amount	0.00
Total Fee Amount	2,685.53
Total Offset Amount	0.00
Net Fee	2,685.53
Narrative - Max Aggregate Offering Price	$ 17,541,000
Final Prospectus	true